OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2012
OTHER FINANCIAL ITEMS, NET [Abstract]
Schedule of Other Financial Items

Other financial items comprise of the following:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2012	2011	2012	2011
Unrealized (mark-to-market) (losses) for interest rate swaps	(1,126)	(4,938)	(441)	(2,691)
Realized (losses) — interest rate swap settlements	(1,201)	(1,263)	(2,369)	(2,368)
Mark-to-market adjustment for currency swap derivatives	(1,963)	(258)	1,117	3,314
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	2,276	(268)	(1,413)	(3,519)
Foreign exchange loss on operations	(84)	(112)	(354)	(1,332)
Other	(409)	(342)	(680)	(629)
	(2,507)	(7,181)	(4,140)	(7,225)